Warrants (Details) (USD $)	12 Months Ended
Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Outstanding at December 30, 2014	22,034,747
Warrants Through 26-june-13 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Outstanding at December 31, 2013	28,394,834
Shares, Exercises	(3,855,714)
Shares, Outstanding at December 30, 2014	24,539,120
Aggregate proceeds if exercised	$ 3,435,477
Weighted Average Exercise Price, Outstanding at December 31, 2013	$ 0.14
Weighted Average Exercise Price, Exercises	$ 0.14
Weighted Average Exercise Price, Outstanding at December 30, 2014	$ 0.14
Warrants Through 15-july-13 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Outstanding at December 31, 2013	1,645,361
Shares, Exercises	0
Shares, Outstanding at December 30, 2014	1,645,361
Aggregate proceeds if exercised	230,351
Weighted Average Exercise Price, Outstanding at December 31, 2013	$ 0.14
Weighted Average Exercise Price, Exercises	$ 0
Weighted Average Exercise Price, Outstanding at December 30, 2014	$ 0.14
Warrants Through 23-Dec-13 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Outstanding at December 31, 2013	4,320,420
Shares, Exercises	0
Shares, Outstanding at December 30, 2014	4,320,420
Aggregate proceeds if exercised	1,080,105
Weighted Average Exercise Price, Outstanding at December 31, 2013	$ 0.25
Weighted Average Exercise Price, Exercises	$ 0
Weighted Average Exercise Price, Outstanding at December 30, 2014	$ 0.25
Convertible Promissory Notes [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Outstanding at December 31, 2013	7,030,387
Shares, Exercises	0
Shares, Outstanding at December 30, 2014	7,030,387
Aggregate proceeds if exercised	984,254
Weighted Average Exercise Price, Outstanding at December 31, 2013	$ 0.14
Weighted Average Exercise Price, Exercises	$ 0
Weighted Average Exercise Price, Outstanding at December 30, 2014	$ 0.14
Warrants Through 2011 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Outstanding at December 31, 2013	1,355,164
Shares, Exercises	0
Shares, Outstanding at December 30, 2014	1,355,164
Aggregate proceeds if exercised	623,375
Weighted Average Exercise Price, Outstanding at December 31, 2013	$ 0.46
Weighted Average Exercise Price, Exercises	$ 0
Weighted Average Exercise Price, Outstanding at December 30, 2014	$ 0.46
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Outstanding at December 31, 2013	42,746,166
Shares, Exercises	(3,855,714)
Shares, Outstanding at December 30, 2014	38,890,452
Aggregate proceeds if exercised	$ 6,353,562
Weighted Average Exercise Price, Outstanding at December 31, 2013	$ 0.16
Weighted Average Exercise Price, Exercises	$ 0.14
Weighted Average Exercise Price, Outstanding at December 30, 2014	$ 0.16